Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of mortgage servicing rights capitalized and related amortization
Carrying amount, beginning of year	$ 2,820	$ 3,190
Mortgage servicing rights capitalized during the year	1,981	1,493
Mortgage servicing rights amortization during the year	1,335	744
Net change in valuation allowance	309	(1,119)
Carrying amount, end of year	3,775	2,820
Valuation allowance:
Beginning of year	1,119
Additions		1,119
Reduction	(309)
End of year	810	1,119
Fair Value, beginning of period	2,820	3,264
Fair Value, end of period	$ 4,329	$ 2,820